13. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

Leases:

In August 2016, the Company entered into a sublease for its current corporate headquarters and manufacturing facility. The sublease expires in August 2020 which is the same term of the master lease for which the Company is the subtenant. As part of the sublease, the Company provided a $146,091 deposit to the landlord which will be reduced in months nineteen and thirty-one of the sublease, as defined, in lieu of rent payments. At the end of the lease period, $50,619 of the deposit will remain as security for the surrender of the premises.

Future annual minimum lease payments related to our facility lease are as follows:

2019	$543,180
2020	404,952
Total	$948,132

Administrative rent expense was $111,655 for each of the years ended December 31, 2018 and 2017, respectively. Further, for each of the years ended December 31, 2018 and 2017, $446,618 of rent was capitalized into inventory as manufacturing overhead costs.

Additionally, at December 31, 2018 the Company owed two month’s rent totaling $97,344 which is recorded in Accounts Payable in the accompanying balance sheet.

As of December 31, 2018, there are no other lease agreements with non-cancelable terms in excess of one year.

Legal Matters:

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of December 31, 2018, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations.

Other Commitments:

The Company enters into various contracts or agreements in the normal course of business whereby such contracts or agreements may contain commitments. During 2018 and 2017, the Company has agreements to act as a reseller for certain vendors; sales agent agreements whereby sales agents would receive a fee equal to a percentage of revenues generated by the agent; business development agreements and strategic alliance agreements where both parties have agreed to cooperate and provide business opportunities to each other; agreements with vendors where the vendor may provide marketing, public relations, technical consulting or subcontractor services and financial advisory agreements where the financial advisor would receive a fee and/or commission for advising and raising capital for the Company. All expenses and liabilities relating to such contracts were recorded in accordance with generally accepted accounting principles during the periods. Although such agreements increase the risk of legal actions against the Company for potential non-compliance, other than sales agent agreements and revenue generating sales contracts, there are no firm commitments in such agreements as of December 31, 2018.

The Company enters into various other agreements with third party vendors who will provide services and/or products to the Company. Such vendor agreements may call for a deposit along with certain other payments based on the delivery of goods or services.